Equity-Based Compensation - Schedule of Assumptions Used (Detail) - Common Series D Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 300.00	$ 300.00	$ 300.00
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	48.00%	44.00%	40.00%
Risk-free interest rate	0.10%	1.60%	2.60%
Lack of marketability discount	23.00%	26.00%	25.00%
Expected term (years)	1 year	1 year	1 year